Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 1,332,858,162	$ 1,190,222,987
Less: benefits payable	1,770,434	37,052
Net assets available for benefits per the Form 5500	1,331,087,728	$ 1,190,185,935
Benefit payments per the financial statements	109,964,568
Add: benefits payable at end of year	1,770,434
Less: benefits payable at beginning of year	37,052
Benefit payments per the Form 5500	$ 111,697,950